VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.9%
		Australia: 0.6%
120,502		Amcor PLC	$ 1,400,878	0.6

		Austria: 0.8%
41,327		Erste Group Bank AG	1,814,630	0.8

		Brazil: 2.0%
388,321		Magazine Luiza SA	1,023,971	0.5
73,022	(1)	Rede D'Or Sao Luiz SA	908,995	0.4
17,132	(2)	StoneCo Ltd.	594,823	0.3
102,213	(2)	Suzano SA	1,013,543	0.5
16,781	(2)	XP, Inc.	674,093	0.3
			4,215,425	2.0

		Canada: 5.4%
24,300		Canadian Pacific Railway Ltd.	1,581,201	0.8
10,818		Magna International, Inc.	813,946	0.4
1,314	(2)	Shopify, Inc.	1,781,495	0.8
35,803		Sun Life Financial, Inc.	1,843,010	0.9
13,863	(2)	TELUS International CDA, Inc.	486,398	0.2
25,820		TMX Group Ltd.	2,784,426	1.3
16,856		Waste Connections, Inc.	2,122,676	1.0
			11,413,152	5.4

		China: 7.0%
24,538	(2)	Alibaba Group Holding Ltd. BABA ADR	3,632,851	1.7
7,584	(2)	Baidu, Inc. ADR	1,166,040	0.6
219,200	(2)	BTG Hotels Group Co. Ltd. - A Shares	735,862	0.3
193,000		China Mengniu Dairy Co., Ltd.	1,242,888	0.6
201,900		Gree Electric Appliances, Inc. of Zhuhai - A Shares	1,205,584	0.6
6,682	(2)	Kanzhun Ltd. ADR	240,485	0.1
4,489		Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	1,267,059	0.6
291,840		NARI Technology Co. Ltd. - A Shares	1,611,840	0.8
107,100		Shandong Pharmaceutical Glass Co. Ltd.	491,986	0.2
34,800		Tencent Holdings Ltd.	2,077,517	1.0
14,600	(2)	Trip.com Group Ltd. ADR	448,950	0.2
41,000	(1),(2)	Wuxi Biologics Cayman, Inc.	665,032	0.3
			14,786,094	7.0

		Denmark: 0.8%
10,365		Chr Hansen Holding A/S	846,636	0.4
1,874	(2)	Genmab A/S	818,792	0.4
			1,665,428	0.8

		France: 8.4%
10,641		Air Liquide SA	1,704,258	0.8
23,795		Alstom SA	902,606	0.4
21,750		Dassault Aviation SA	2,444,890	1.2
16,381		EssilorLuxottica SA	3,130,286	1.5
922		Kering SA	654,859	0.3
1,166		LVMH Moet Hennessy Louis Vuitton SE	835,161	0.4
36,245		Sanofi	3,489,078	1.6
48,284		Thales S.A.	4,681,386	2.2
			17,842,524	8.4

		Germany: 4.5%
9,607	(1),(2)	Auto1 Group SE	351,318	0.1
9,805		Bayer AG	532,170	0.3
14,203		Beiersdorf AG	1,532,500	0.7
13,582		Deutsche Boerse AG	2,203,897	1.0
34,404	(2)	Evotec AG	1,631,328	0.8
12,625		Knorr-Bremse AG	1,350,764	0.6
10,795	(2)	Morphosys AG	510,990	0.2
19,528	(1),(2)	TeamViewer AG	571,301	0.3
10,370	(1),(2)	Zalando SE	945,757	0.5
			9,630,025	4.5

		Hong Kong: 1.9%
347,200		AIA Group Ltd.	3,994,330	1.9

		India: 5.2%
220,833	(2)	Axis Bank Ltd.	2,263,952	1.1
111,965		Housing Development Finance Corp.	4,137,991	2.0
31,479		Kotak Mahindra Bank Ltd.	847,177	0.4
11,559		Maruti Suzuki India Ltd.	1,140,108	0.5
1,351,248		NTPC Ltd.	2,573,573	1.2
			10,962,801	5.2

		Indonesia: 2.0%
995,500		Bank Central Asia Tbk PT	2,424,757	1.2
19,028,900		Sarana Menara Nusantara Tbk PT	1,753,802	0.8
			4,178,559	2.0

		Italy: 1.8%
171,530		Banca Mediolanum SpA	1,847,045	0.9
6,884		DiaSorin SpA	1,441,583	0.7
50,497	(2),(3)	Investindustrial Acquisition Corp. (Issuer) - Ermenegildo Zegna Group - PIPE	451,292	0.2
			3,739,920	1.8

		Japan: 15.4%
30,900		Daiichi Sankyo Co., Ltd.	821,358	0.4
2,800		Disco Corp.	784,246	0.4
66,300		Fujitsu General Ltd.	1,657,544	0.8
3,600	(4)	Hikari Tsushin, Inc.	608,468	0.3
14,000		Hoshizaki Corp.	1,273,356	0.6
25,000		Kansai Paint Co., Ltd.	620,167	0.3
12,400		Kao Corp.	737,969	0.3
24,900		Murata Manufacturing Co., Ltd.	2,202,467	1.0
131,700	(4)	Nippon Telegraph & Telephone Corp.	3,649,297	1.7
62,700		NTT Data Corp.	1,212,257	0.6

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
81,200		Otsuka Holdings Co. Ltd.	$ 3,472,331	1.6
67,600		Outsourcing, Inc.	1,211,537	0.6
51,000		Pan Pacific International Holdings Corp.	1,052,300	0.5
63,200		Persol Holdings Co. Ltd.	1,575,518	0.7
43,400		Seven & I Holdings Co., Ltd.	1,975,761	0.9
24,600		Shimadzu Corp.	1,080,337	0.5
6,200		Shiseido Co., Ltd.	416,699	0.2
22,400		Sony Group Corp.	2,486,820	1.2
43,700		Stanley Electric Co., Ltd.	1,103,784	0.5
23,600	(4)	Suzuki Motor Corp.	1,054,426	0.5
25,960	(4)	Takeda Pharmaceutical Co., Ltd.	856,233	0.4
447,600		Z Holdings Corp.	2,864,667	1.4
			32,717,542	15.4

		Netherlands: 8.9%
205	(1),(2)	Adyen NV	573,048	0.3
29,108		Akzo Nobel NV	3,180,465	1.5
6,980		ASML Holding NV	5,214,449	2.4
49,190		Koninklijke Philips NV	2,185,352	1.0
9,305		NXP Semiconductor NV - NXPI - US	1,822,570	0.9
69,098		Prosus NV	5,530,658	2.6
3,074	(1),(2)	Shop Apotheke Europe NV	454,709	0.2
			18,961,251	8.9

		Philippines: 0.3%
34,885		SM Investments Corp.	677,047	0.3

		Poland: 0.3%
64,402		Powszechny Zaklad Ubezpieczen SA	589,153	0.3

		Portugal: 2.6%
258,261		Galp Energia SGPS SA	2,933,316	1.4
127,979		Jeronimo Martins SGPS SA	2,551,278	1.2
			5,484,594	2.6

		South Africa: 1.2%
10,429		Capitec Bank Holdings Ltd.	1,259,825	0.6
7,841		Naspers Ltd.	1,295,959	0.6
			2,555,784	1.2

		South Korea: 3.9%
1,217		LG Household & Health Care Ltd.	1,372,073	0.6
11,148		NAVER Corp.	3,617,158	1.7
53,593		Samsung Electronics Co., Ltd. 005930	3,322,477	1.6
			8,311,708	3.9

		Spain: 0.6%
18,594	(2)	Amadeus IT Group SA	1,222,957	0.6

		Sweden: 1.9%
37,031		Assa Abloy AB	1,074,144	0.5
30,588		Essity AB	948,656	0.5
98,093		Swedbank AB	1,978,015	0.9
			4,000,815	1.9

		Switzerland: 7.8%
24,386		Alcon, Inc.	1,974,553	0.9
403		Barry Callebaut AG	914,029	0.4
46,364		Julius Baer Group Ltd.	3,080,411	1.5
5,353		Lonza Group AG	4,015,338	1.9
40,416		Nestle SA	4,869,726	2.3
3,790	(1),(2)	PolyPeptide Group AG	481,750	0.2
3,333		Roche Holding AG	1,216,445	0.6
			16,552,252	7.8

		Taiwan: 3.7%
379,000		Taiwan Semiconductor Manufacturing Co., Ltd.	7,838,511	3.7

		Thailand: 0.6%
690,700		CP ALL PCL - Foreign	1,291,108	0.6

		United Arab Emirates: 0.6%
283,173	(1),(2)	Network International Holdings PLC	1,386,162	0.6

		United Kingdom: 8.5%
56,438		AstraZeneca PLC ADR	3,389,666	1.6
298,096	(2)	Boohoo Group PLC	870,037	0.4
78,963	(1),(2)	Bridgepoint Group PLC	536,230	0.2
30,464		Burberry Group PLC	741,392	0.3
198,000	(2),(3)	Deliveroo Holdings PLC Lockup Shares	771,543	0.4
25,125		Hargreaves Lansdown PLC	482,416	0.2
8,275		Linde PLC	2,433,492	1.1
29,399		London Stock Exchange Group PLC	2,946,022	1.4
119,028		Smith & Nephew PLC	2,050,595	1.0
81,319	(2)	THG PLC	555,516	0.3
62,764		Unilever PLC	3,391,204	1.6
			18,168,113	8.5

		United States: 1.2%
9,427	(2),(3)	Didi Global, Inc., Lockup Shares	281,996	0.1
8,559		Philip Morris International, Inc.	811,307	0.4
6,605		Visa, Inc. - Class A	1,471,264	0.7
			2,564,567	1.2

	Total Common Stock
	(Cost $159,440,719)		207,965,330	97.9

PREFERRED STOCK: 0.2%
		Germany: 0.2%
737		Sartorius AG	469,179	0.2

	Total Preferred Stock
	(Cost $93,378)		469,179	0.2

	Total Long-Term Investments
	(Cost $159,534,097)		208,434,509	98.1

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Repurchase Agreements: 2.3%
1,099,197	(5) Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,099,199, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,121,181, due 09/01/31-07/01/60)	$1,099,197	0.5
379,326	(5) Citigroup, Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $379,327, collateralized by various U.S. Government Securities, 0.125%-2.750%, Market Value plus accrued interest $386,913, due 06/30/22-02/15/28)	379,326	0.2
1,099,197	(5) Daiwa Capital Markets, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,099,199, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $1,121,181, due 11/15/21-10/01/51)	1,099,197	0.5
1,099,197	(5) HSBC Securities USA, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,099,199, collateralized by various U.S. Government Agency Obligations, 2.500%-4.000%, Market Value plus accrued interest $1,121,181, due 05/20/43-03/20/51)	1,099,197	0.6
1,099,197	(5) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $1,099,199, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,121,181, due 10/31/21-05/01/58)	$1,099,197	0.5

	Total Repurchase Agreements
	(Cost $4,776,114)	4,776,114	2.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
2,763,677	(6) T. Rowe Price Government Reserve Fund, 0.050%
	(Cost $2,763,677)	2,763,677	1.3

	Total Short-Term Investments
	(Cost $7,539,791)	7,539,791	3.6

	Total Investments in Securities (Cost $167,073,888)	$215,974,300	101.7
	Liabilities in Excess of Other Assets	(3,616,646)	(1.7)
	Net Assets	$212,357,654	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2021, the Portfolio held restricted securities with a fair value of $1,504,831 or 0.7% of net assets. Please refer to the table below for additional details.
(4)	Security, or a portion of the security, is on loan.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of September 30, 2021.

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Sector Diversification	Percentage of Net Assets
Financials	16.8%
Consumer Discretionary	15.2
Information Technology	14.9
Health Care	14.8
Consumer Staples	11.3
Industrials	10.0
Communication Services	7.2
Materials	5.3
Energy	1.4
Utilities	1.2
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(1.7)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$1,400,878	$–	$1,400,878
Austria	–	1,814,630	–	1,814,630
Brazil	4,215,425	–	–	4,215,425
Canada	11,413,152	–	–	11,413,152
China	5,488,326	9,297,768	–	14,786,094
Denmark	846,636	818,792	–	1,665,428
France	–	17,842,524	–	17,842,524
Germany	351,318	9,278,707	–	9,630,025
Hong Kong	–	3,994,330	–	3,994,330
India	–	10,962,801	–	10,962,801
Indonesia	–	4,178,559	–	4,178,559
Italy	–	3,739,920	–	3,739,920
Japan	–	32,717,542	–	32,717,542
Netherlands	2,277,279	16,683,972	–	18,961,251
Philippines	677,047	–	–	677,047
Poland	–	589,153	–	589,153
Portugal	2,551,278	2,933,316	–	5,484,594
South Africa	1,259,825	1,295,959	–	2,555,784
South Korea	–	8,311,708	–	8,311,708
Spain	–	1,222,957	–	1,222,957
Sweden	–	4,000,815	–	4,000,815
Switzerland	–	16,552,252	–	16,552,252
Taiwan	–	7,838,511	–	7,838,511
Thailand	–	1,291,108	–	1,291,108
United Arab Emirates	1,386,162	–	–	1,386,162
United Kingdom	7,872,616	10,295,497	–	18,168,113
United States	2,282,571	281,996	–	2,564,567
Total Common Stock	40,621,635	167,343,695	–	207,965,330
Preferred Stock	–	469,179	–	469,179
Short-Term Investments	2,763,677	4,776,114	–	7,539,791
Total Investments, at fair value	$43,385,312	$172,588,988	$–	$215,974,300

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, VY® T. Rowe Price International Stock Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Deliveroo Holdings PLC Lockup Shares	5/16/2019	$413,722	$771,543
Didi Global, Inc., Lockup Shares	10/19/2015	258,547	281,996
Investindustrial Acquisition Corp. (Issuer) - Ermenegildo Zegna Group - PIPE	7/19/2021	504,970	451,292
		$1,177,239	$1,504,831

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $170,912,129.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$52,278,310
Gross Unrealized Depreciation	(6,973,796)
Net Unrealized Appreciation	$45,304,514